Note 11 - Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	201 6	2015

Federal Home Loan Bank Advances	$46,000,000	$40,000,000

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount

2018	$2,500,000
2019	5,000,000
2020	2,500,000
2021	-
2022 and Thereafter	36,000,000

$46,000,000